State Street SPDR ICE Preferred Securities ETF Average Annual Total Returns		12 Months Ended	28 Months Ended	60 Months Ended	65 Months Ended	86 Months Ended	96 Months Ended	118 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index/Wells Fargo Hybrid and Preferred Securities Aggregate Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.06%		(0.29%)					2.76%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	21.76%	14.42%	16.50%	15.33%	14.27%	15.31%	14.82%	15.77%
State Street SPDR ICE Preferred Securities ETF
Prospectus [Line Items]
Average Annual Return, Percent		2.61%		(0.60%)					2.43%
State Street SPDR ICE Preferred Securities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.49%		(2.47%)					0.55%
State Street SPDR ICE Preferred Securities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.15%		(0.93%)					1.34%

[1]	Returns shown are reflective of the Index for periods beginning on the Benchmark Index Change Date and the Previous Benchmark Index for periods prior to the Benchmark Index Change Date.